Interest and other financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense on deposits	$ 317,420	$ 87,325	$ 81,049
Other interest and similar expenses	49,924	26,599	28,648
Interest and other financial expenses	$ 367,344	$ 113,924	$ 109,697